Short Term Bank Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short Term Bank Deposits [Abstract]
Deposited amount	$ 1,250	$ 4,000
Short term deposits period	1 year
Bear interest at an average annual rate of prime percentage	4.03%	5.39%